Invesco ETFs
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

August 19, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust (the “Trust”)

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated August 28, 2019, as supplemented on August 12, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to the Invesco NASDAQ Internet ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust

/s/ Abigail Murray

Abigail Murray
Senior Counsel
Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @InvescoETFs